Revenues and Cost of Services (Tables)	12 Months Ended
Dec. 31, 2025
Revenues and Cost of Services [Abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
The breakdown of revenue from contracts with customers per type of service is as follows:

	2025	2024	2023
Transaction revenues (i)	1,054,928	739,919	637,053
Other revenues (ii)	38,659	6,055	13,298
Revenues from payment processing	1,093,587	745,974	650,351
Cost of services	(690,831)	(451,301)	(373,492)
Gross profit	402,756	294,673	276,859
(i)Transaction revenues consist of processing, foreign exchange, installment, advances granted to merchants, chargebacks, refunds and other transactional fees as described in note 2.15. These fees are recognized as revenue at a point in time when a payment transaction, or its reversal in the case of chargebacks and refunds, has been processed.
(ii)Other revenues are comprised mainly of fees related to transactional taxes, minimum monthly fees, transfer fees and initial setup fees. Other revenues are recognized at a point in time when the performance obligation is satisfied.
Disclosure Of Cost Of Services Explanatory [Table Text Block]
Cost of services are comprised of the following:

	2025	2024	2023
Processing costs (i)	655,015	427,127	356,295
Hosting expenses (ii)	10,873	7,723	6,235
Amortization of intangible assets (iii)	20,787	13,413	8,710
Salary and wages (iv)	4,156	3,038	2,252
Total	690,831	451,301	373,492
(i)Include fees from financial institutions (e.g., banks, local acquirers or payment methods) charged the Group, typically as percentage of the transaction value (but in certain cases, as a fixed fee in the case of pay-outs in relation to payment processing, cash advances, installment payments and merchant advances finance cost). Such fees vary by financial institution and typically depend on the settlement period contracted with such institution, the payment method used and the type of product (e.g., pay-in or a pay-out). These fees also include conversion and expatriation or repatriation costs charged by banks and brokers and the corresponding hedging results. For further details related to the effect of hedging results see Note 24. Derivative financial instruments
(ii)Expenses related to hosting services for the Group’ s payment platform.
(iii)Represents the amortization of capitalized internally generated software (i.e., dLocal’ s payment platform). For further detail refer to Note 20. Intangible Assets.
(iv)Consist of salaries and wages of the operations department directly involved in the day-to-day operations. For further detail refer to Note 9. Employee Benefits.